Loans and Allowance for Credit Losses Textual (Details) (USD $)	12 Months Ended				12 Months Ended													12 Months Ended						12 Months Ended		12 Months Ended																	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Residential Mortgage [Member]	Dec. 31, 2011 California Concentration Risk [Member] Residential Mortgage [Member]	Dec. 31, 2010 California Concentration Risk [Member] Residential Mortgage [Member]	Dec. 31, 2011 Home Affordable Modification Program [Member]	Dec. 31, 2011 Second Lien Modification Program [Member]	Dec. 31, 2011 Proprietary Program [Member]	Dec. 31, 2011 Purchased Credit-Impaired Loans [Member]	Dec. 31, 2010 Purchased Credit-Impaired Loans [Member]	Dec. 31, 2011 Purchased Credit-Impaired Loans [Member] California Concentration Risk [Member] Residential Mortgage [Member]	Dec. 31, 2010 Purchased Credit-Impaired Loans [Member] California Concentration Risk [Member] Residential Mortgage [Member]	Dec. 31, 2011 Financing Receivable Accruing [Member]	Dec. 31, 2011 Financing Receivable Nonaccruing [Member]	Dec. 31, 2011 Trial modifications [Member]	Dec. 31, 2011 Commercial and Industrial Loans [Member]	Dec. 31, 2010 Commercial and Industrial Loans [Member]	Dec. 31, 2009 Commercial and Industrial Loans [Member]	Dec. 31, 2008 Commercial and Industrial Loans [Member]	Dec. 31, 2011 Commercial and Industrial Loans [Member] Purchased Credit-Impaired Loans [Member]	Dec. 31, 2010 Commercial and Industrial Loans [Member] Purchased Credit-Impaired Loans [Member]	Dec. 31, 2011 Commercial Real Estate Mortgage and Construction Loans [Member]	Dec. 31, 2011 Commercial Real Estate Mortgage and Construction Loans [Member] Criticized [Member]	Dec. 31, 2011 Lease Financing [Member]	Dec. 31, 2010 Lease Financing [Member]	Dec. 31, 2011 Total Commercial [Member]	Dec. 31, 2010 Total Commercial [Member]	Dec. 31, 2011 Total Commercial [Member] Purchased Credit-Impaired Loans [Member]	Dec. 31, 2010 Total Commercial [Member] Purchased Credit-Impaired Loans [Member]	Sep. 30, 2011 Total Commercial [Member] Impaired Financing Receivables, Not Previously Classified As Impaired [Member]	Dec. 31, 2011 Real estate 1-4 family first mortgage [Member]	Dec. 31, 2010 Real estate 1-4 family first mortgage [Member]	Dec. 31, 2011 Total Consumer [Member]	Dec. 31, 2010 Total Consumer [Member]	Dec. 31, 2011 Total Consumer [Member] Financing Receivable Accruing [Member]	Dec. 31, 2010 Total Consumer [Member] Financing Receivable Accruing [Member]	Dec. 31, 2011 Mortgages held for sale [Member]	Dec. 31, 2010 Mortgages held for sale [Member]	Dec. 31, 2011 Loans held for sale [Member]	Dec. 31, 2010 Loans held for sale [Member]	Dec. 31, 2011 FHA Insured/VA Guaranteed [Member]	Dec. 31, 2010 FHA Insured/VA Guaranteed [Member]	Dec. 31, 2011 FHA Insured, VA Or FFELP Guaranteed [Member]	Dec. 31, 2010 FHA Insured, VA Or FFELP Guaranteed [Member]	Dec. 31, 2011 Interest Only Loans [Member] Residential Mortgage [Member]	Dec. 31, 2010 Interest Only Loans [Member] Residential Mortgage [Member]
Accounts Notes Loans And Financing Receivable (Textual) [Abstract]
Unearned income, net deferred loan fees and unamortized discount and premium	$ 9,300,000,000	$ 11,300,000,000
Financing Receivable, Certain Purchases Net of Certain Transfers to Held for Sale																																											10,400,000,000	7,000,000,000
Allowances related to adoption of Consolidation Accounting Guidance		693,000,000
Allowance for loan losses and credit losses	231,000,000	298,000,000	333,000,000	0														165,000,000	266,000,000	330,000,000	0
Loans, excluding Purchased Credit Impaired Loans																									29,300,000,000
Previously sold reverse mortgages consolidated during period, ending balance	5,600,000,000
90 days past due but still accruing	22,569,000,000	18,488,000,000									8,700,000,000	11,600,000,000										18,000,000	84,000,000							885,000,000	2,111,000,000				11,500,000,000	13,000,000,000	1,500,000,000	2,000,000,000					19,240,000,000	14,733,000,000	20,500,000,000	15,800,000,000
Financing Receivables equal to or greater than 180 days past due, Percentage of Portfolio																																	3.30%	3.40%
Financing Receivable, Recorded Investment, Nonaccrual Status	21,304,000,000	26,242,000,000																2,142,000,000	3,213,000,000						6,000,000,000	53,000,000	108,000,000	8,217,000,000	11,351,000,000				10,913,000,000	12,289,000,000	13,087,000,000	14,891,000,000			301,000,000	426,000,000	25,000,000	3,000,000
Total unfunded loan commitments on troubled debt restructurings	3,800,000,000	1,200,000,000																1,800,000,000	345,000,000
Impaired Financing Receivable, Recorded Investment	28,010,000,000	25,738,000,000						421,000,000	46,000,000	184,000,000							651,000,000	3,072,000,000	3,600,000,000							68,000,000	91,000,000	10,566,000,000	11,731,000,000			685,000,000	14,486,000,000	11,603,000,000	17,444,000,000	14,007,000,000
Impaired Financing Receivable, Related Allowance	6,678,000,000	6,202,000,000																501,000,000	607,000,000							21,000,000	34,000,000	2,133,000,000	2,479,000,000			54,000,000	3,380,000,000	2,754,000,000	4,545,000,000	3,723,000,000
Recorded Investments on Trial Payment Programs															310,000,000	341,000,000
Financing Receivable Modifications, Principa lForgiven	$ 577,000,000
Loan Concentration Risk (Textual) [Abstract]
Concentration of loans as a percentage of total loans						13.00%	14.00%						3.00%	3.00%																																	21.00%	25.00%
Concentration Risk, Geographic					These loans are generally diversified among the larger metropolitan areas in California, with no single area consisting of more than 3% of total loans.
Concentration Risk, Additional Characteristic	California
Concentration Risk, Other Risk																		At December 31, 2011 and 2010, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.						At December 31, 2011 and 2010, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.		At December 31, 2011 and 2010, we did not have concentrations representing 10% or more of our total loan portfolio in domestic commercial and industrial loans and lease financing by industry or CRE loans (real estate mortgage and real estate construction) by state or property type.